The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Multi-Manager Directional Alternative Strategies Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 20, 2017 (Accession No. 0001193125-17-374910) which is incorporated herein by reference.